Summary of Significant Accounting Policies and Practices - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Institution	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Line Items]
Advertising and promotion costs	$ 152,203	$ 124,541	$ 137,121
Draft Kings Inc
Accounting Policies [Line Items]
Deposit	2,434	1,504
Certificate of deposit	$ 403
Number of financial institutions in which company maintains cash and cash reserve for users | Institution	5
Number of financial institutions in which company maintains majority of cash and cash reserve for users | Institution	1
DFS Entry fee	$ 10,000
Revenue recognized related to breakage	$ 1,179	$ 421	$ 1,800
Draft Kings Inc | D K F S L L C
Accounting Policies [Line Items]
Equity method investment ownership percentage	46.00%